Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jan. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have developed and implemented a cybersecurity risk management program, intended to protect the confidentiality, integrity and availability of our critical systems and information. We design and assess our program using the ISO/IEC 27001:2022 standard as a guide to help us identify, assess and manage cybersecurity risks relevant to our business. Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, operational and financial risk areas. Furthermore, our cybersecurity risk management program includes processes to manage and monitor cybersecurity risks associated with our use of third-party service providers, including requiring third-party service providers to implement certain cybersecurity requirements and assessing service providers’ adherence to such requirements.

Our cybersecurity risk management program includes:
•risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment, which in turn allow us to develop remediation plans for risks to ensure we are responsive to an ever-evolving cybersecurity threat landscape;
•a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our cyber security controls, and (3) our response to cybersecurity incidents;
•the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls, including penetration testing and audits against NIST standards;
•cybersecurity awareness training of our employees, incident response personnel and senior management; and
•a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents, tabletop exercises at least annually and management’s response and procedures to follow, to ensure relevant actions are taken in case an incident occurs and all relevant stakeholders are involved in incident response activities.

As described in Item 3.D “Risk Factors,” our operations rely on the secure processing, storage and transmission of confidential and other information in our computer systems and networks. Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems and those of our vendors to cybersecurity breaches, incidents or other disruptions, any of which could materially and adversely affect our business. While we have experienced cybersecurity incidents, to date, we are not aware that we have experienced a material cybersecurity incident during the fiscal year.
The sophistication of cybersecurity threats, including through the use of artificial intelligence, continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and to protect our systems, including the testing of our cybersecurity incident response plan, may be insufficient. In addition, new technology that could result in greater operational efficiency, such as our use of AI, may further expose our computer systems to the risk of cybersecurity incidents.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have developed and implemented a cybersecurity risk management program, intended to protect the confidentiality, integrity and availability of our critical systems and information. We design and assess our program using the ISO/IEC 27001:2022 standard as a guide to help us identify, assess and manage cybersecurity risks relevant to our business. Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, operational and financial risk areas. Furthermore, our cybersecurity risk management program includes processes to manage and monitor cybersecurity risks associated with our use of third-party service providers, including requiring third-party service providers to implement certain cybersecurity requirements and assessing service providers’ adherence to such requirements.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (the “Committee”) oversight of cybersecurity. The Committee, comprised of independent directors, oversees management’s implementation of our cybersecurity risk management program.
The Committee receives updates from management on our cybersecurity risk management program and posture. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (the “Committee”) oversight of cybersecurity. The Committee, comprised of independent directors, oversees management’s implementation of our cybersecurity risk management program.
The Committee receives updates from management on our cybersecurity risk management program and posture. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (the “Committee”) oversight of cybersecurity. The Committee, comprised of independent directors, oversees management’s implementation of our cybersecurity risk management program.

The Committee receives updates from management on our cybersecurity risk management program and posture. In addition, management updates the Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Chief Information Security Officer (“CISO”), who brings over 20 years of extensive experience in the areas of information security, security compliance and risk management. Board members also receive presentations from external experts as part of the Board’s continuing education on topics that impact public companies.
Our CISO, as well as our management team, including our Chief Customer Officer, our Chief Legal Officer and our Chief Information Officer, is responsible for assessing and managing our material risks from cybersecurity threats. This team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.

Cybersecurity Risk Role of Management [Text Block]
The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Chief Information Security Officer (“CISO”), who brings over 20 years of extensive experience in the areas of information security, security compliance and risk management. Board members also receive presentations from external experts as part of the Board’s continuing education on topics that impact public companies.
Our CISO, as well as our management team, including our Chief Customer Officer, our Chief Legal Officer and our Chief Information Officer, is responsible for assessing and managing our material risks from cybersecurity threats. This team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Our CISO and our management team supervise efforts to prevent, detect, mitigate and remediate cybersecurity risks and incidents through various means, which may include briefings from internal cyber security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

At the employee level, we maintain an experienced information technology team, managed by our CISO, who are tasked with implementing our cybersecurity program and support the CISO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek to promote awareness of cybersecurity risk through communication and education of our management and employee population.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Chief Information Security Officer (“CISO”), who brings over 20 years of extensive experience in the areas of information security, security compliance and risk management. Board members also receive presentations from external experts as part of the Board’s continuing education on topics that impact public companies.
Our CISO, as well as our management team, including our Chief Customer Officer, our Chief Legal Officer and our Chief Information Officer, is responsible for assessing and managing our material risks from cybersecurity threats. This team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Our CISO and our management team supervise efforts to prevent, detect, mitigate and remediate cybersecurity risks and incidents through various means, which may include briefings from internal cyber security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

At the employee level, we maintain an experienced information technology team, managed by our CISO, who are tasked with implementing our cybersecurity program and support the CISO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek to promote awareness of cybersecurity risk through communication and education of our management and employee population.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Board members receive presentations on cybersecurity topics from our Chief Information Security Officer (“CISO”), who brings over 20 years of extensive experience in the areas of information security, security compliance and risk management. Board members also receive presentations from external experts as part of the Board’s continuing education on topics that impact public companies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our CISO, as well as our management team, including our Chief Customer Officer, our Chief Legal Officer and our Chief Information Officer, is responsible for assessing and managing our material risks from cybersecurity threats. This team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true